Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Future minimum payments
2014	$ 2,435,000
Six months ending December 31, 2014				1,337,000
2015	2,395,000			5,149,000
2016	2,504,000			5,922,000
2017	2,000,000			5,201,000
2018	2,002,000			5,530,000
Thereafter	3,120,000			37,008,000
Total minimum lease payments	14,456,000			60,147,000
Rent expense and other operating lease disclosures
Rent expense	2,700,000	2,400,000	1,600,000
Office Building Lease
Rent expense and other operating lease disclosures
Irrevocable stand-by letter of credit	$ 500,000